CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		109 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (3,246)	$ (5,624)	$ (6,920)	$ (5,714)	$ (27,083)	$ (30,329)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17	15	21	20	88	105
Stock-based compensation	1,194	365	513	1,823	6,081	7,275
Common stock issued for acquisition of license	0	0	0	0	29	29
Warrants issued for financing costs	0	0	0	0	468	468
Change in fair value of derivative liability	(1,096)	1,029	50	(580)	1,010	(86)
Contributed services	0	0	0	0	774	774
Amortization of debt discount	0	0	0	0	21	21
Increase in operating assets:
Prepaid expenses	(118)	0	(77)	0	(77)	(195)
Other assets	0	0	(3)	0	(3)	(3)
(Decrease) increase in operating liabilities:
Accounts payable and accrued expenses	(180)	741	1,895	707	2,780	2,600
Cash used in operating activities	(3,429)	(3,474)	(4,521)	(3,744)	(15,912)	(19,341)
Cash flows from investing activities:
Acquisition of office equipment	(8)	0	(7)	0	(23)	(31)
Acquisition of intangibles	0	0	0	0	(194)	(194)
Cash used in investing activities	(8)	0	(7)	0	(217)	(225)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	6,217	0	652	5,673	17,627	23,844
Proceeds from exercise of options and warrants	405	494	691	0	816	1,221
Issuance cost of common stock and warrants sold	(665)	0	0	(70)	(74)	(739)
Proceeds from convertible notes - stockholder	0	0	0	0	155	155
Repayments of convertible notes - stockholder	0	0	0	0	(50)	(50)
Cash provided by financing activities	5,957	494	1,343	5,603	18,474	24,431
Net increase (decrease) in cash	2,520	(2,980)	(3,185)	1,859	2,345	4,865
Cash, beginning of period	2,345	5,530	5,530	3,671	0	0
Cash, end of period	$ 4,865	$ 2,550	$ 2,345	$ 5,530	$ 2,345	$ 4,865